INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Deferred tax assets:
Loss carryforwards	$ 28,901	$ 25,300
Accrued compensation	14,736	13,796
Capitalized research and development	7,072	6,225
Inventory	305	860
Accrued expenses	1,010	1,299
Deferred revenue	1,294	0
Exchange rate differences	1,165	778
Total deferred tax assets	54,483	48,258
Deferred tax liabilities:
Deferred revenue	0	(1,172)
Goodwill and other intangible assets	(8,644)	(7,676)
Other, net	0	(256)
Total deferred tax liabilities	(8,644)	(9,104)
Valuation allowance	(40,808)	(37,066)
Net deferred tax assets	5,031	2,088
Recorded as:
Deferred tax assets	6,068	3,094
Deferred tax liabilities	$ (1,037)	$ (1,006)